FEDERAL INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for Federal income taxes consists of the following (000s omitted):

	2012	2011	2010
Federal income taxes currently payable	$1,497	$500	$—
Provision (credit) for deferred taxes on:
Book (over) under tax loan loss provision	1,386	390	670
Accretion of bond discount	(5)	(1)	(74)
Net deferred loan origination fees	(56)	9	40
Accrued postretirement benefits	(296)	(254)	(150)
Tax over (under) book depreciation	180	(83)	(16)
Alternative minimum tax	—	—	(67)
Non-accrual loan interest	(770)	(953)	(243)
Other real estate owned	(253)	(103)	(380)
Other than temporary impairment AFS securities	—	—	3,550
Net operating loss carry forward	(697)	(2,039)	(6,950)
Other, net	(173)	(236)	(274)
Total deferred benefit	(684)	(3,270)	(3,894)
Valuation allowance deferred tax assets	(4,316)	3,270	7,077
Net deferred provision (benefit)	(5,000)	—	3,183
Tax expense (benefit)	$(3,503)	$500	$3,183

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The effective tax rate differs from the statutory rate applicable to corporations as a result of permanent differences between accounting and taxable income as follows:

	2012	2011	2010
Statutory rate	34.0%	(34.0)%	(34.0)%
Municipal interest income	(7.9)	(13.4)	(6.9)
Other, net	(10.0)	(37.6)	(3.8)
Valuation allowance	(85.6)	100.3	81.2
Effective tax rate	(69.5)%	15.3%	36.5%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the net deferred Federal income tax asset (included in Interest Receivable and Other Assets on the accompanying consolidated balance sheets) at December 31 are as follows (000s omitted):

	2012	2011
Deferred Federal income tax assets:
Allowance for loan losses	$6,081	$7,467
Net deferred loan origination fees	253	197
Tax versus book depreciation differences	—	178
Net unrealized losses on securities available for sale	—	—
Accrued postretirement benefits	3,396	2,911
Alternative minimum tax	771	771
Non-accrual loan interest	2,088	1,318
Other real estate owned	2,207	1,954
Other than temporary impairment AFS securities	566	566
Net operating loss	9,686	8,989
Other, net	1,277	977
Gross deferred tax asset	26,325	25,328
Valuation allowance	(19,881)	(24,197)
Total deferred federal tax asset	$6,444	$1,131
Deferred Federal income tax liabilities:
Accretion of bond discount	$(18)	$(23)
Net unrealized gains on securities available for sale	(924)	(1,271)
Tax versus book depreciation differences	(2)	—
Other	(461)	(334)
Total deferred federal tax liabilities	$(1,405)	$(1,628)
Net deferred Federal income tax asset (liability)	$5,039	$(497)